Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic And Diluted

	2012	2011	2010
	(Dollars in thousands, except per share amounts)
Net income	$74,513	$38,403	$67,840
Income allocated to participating
securities (unvested restricted stock)	(69)	--	--
Net income available to common stockholders	74,444	38,403	67,840

Average common shares outstanding	157,704,473	162,432,315	165,689,601
Average committed ESOP shares outstanding	208,505	192,959	172,575
Total basic average common shares outstanding	157,912,978	162,625,274	165,862,176

Effect of dilutive restricted stock	--	2,747	6,492
Effect of dilutive stock options	3,422	4,644	30,777

Total diluted average common shares outstanding	157,916,400	162,632,665	165,899,445

Net EPS:
Basic	$0.47	$0.24	$0.41
Diluted	$0.47	$0.24	$0.41

Antidilutive stock options and restricted stock,
excluded from the diluted average common shares
outstanding calculation	1,308,925	898,415	642,777